UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 15, 2004
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      66
                                           ------------

Form 13F Information Table Value Total:      $113,814
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     489     12000   SH         SOLE                   12000
                                                          326      8000   SH         OTHER                                   8000
Advent Software                  COM        007974108    1643     90900   SH         SOLE                   71000           19900
                                                           36      2000   SH         OTHER                                   2000
American International Group     COM        026874107    3764     52800   SH         SOLE                   40500           12300
                                                          143      2000   SH         OTHER                                   2000
BP Amoco PLC                     COM        055622104      85      1586   SH         SOLE                    1586
                                                          286      5348   SH         OTHER                                   5348
Bank of New York                 COM        064057102     666     22600   SH         SOLE                   22200             400
Berkshire Hathaway Inc. Class    COM        084670207     124        42   SH         SOLE                      42
                                                          124        42   SH         OTHER                                     42
Bristol Myers Co.                COM        110122108     399     16306   SH         SOLE                    7600            8706
                                                           49      2000   SH         OTHER                                   2000
Cabot Microelectronics           COM        12709P103    2599     84900   SH         SOLE                   63000           21900
                                                           18       600   SH         OTHER                                    600
Chiron                           COM        170040109    1190     26667   SH         SOLE                   26667
Cisco Systems                    COM        17275R102    5763    243180   SH         SOLE                  200800           42380
Citigroup, Inc.                  COM        172967101    1675     36011   SH         SOLE                   36011
Eli Lilly                        COM        532457108     112      1600   SH         SOLE                    1600
                                                          112      1600   SH         OTHER                                   1600
Exxon Mobil                      COM        30231G102     974     21932   SH         SOLE                    8940           12992
                                                          582     13096   SH         OTHER                                  13096
Gannett Co. Inc.                 COM        364730101     102      1200   SH         SOLE                    1200
                                                          102      1200   SH         OTHER                                   1200
General Electric Co.             COM        369604103    2503     77257   SH         SOLE                   63022           14235
                                                          639     19728   SH         OTHER                                  19728
Hewlett Packard                  COM        428236103     553     26200   SH         SOLE                   16400            9800
IBM                              COM        459200101     397      4504   SH         SOLE                     652            3852
                                                           94      1064   SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2294     96800   SH         SOLE                   75700           21100
Intel Corp.                      COM        458140100    4074    147600   SH         SOLE                  109700           37900
                                                          135      4900   SH         OTHER                                   4900
Interpublic Group Cos.           COM        460690100    1258     91600   SH         SOLE                   72500           19100
                                                           70      5100   SH         OTHER                                   5100
JP Morgan Chase                  COM        46625H100    1721     44400   SH         SOLE                   31500           12900
Johnson & Johnson                COM        478160104    4378     78592   SH         SOLE                   58800           19792
KLA Tencor Corp.                 COM        482480100     548     11100   SH         SOLE                    6200            4900
Marsh & McLennan Companies Inc   COM        571748102    2097     46200   SH         SOLE                   34900           11300
                                                           91      2000   SH         OTHER                                   2000
Medimmune, Inc.                  COM        584699102    1661     71000   SH         SOLE                   52900           18100
                                                           26      1100   SH         OTHER                                   1100
Merck & Co., Inc.                COM        589331107    3016     63497   SH         SOLE                   48615           14882
                                                          275      5800   SH         OTHER                                   5800
Microsoft Corp.                  COM        594918104    3319    116200   SH         SOLE                   99000           17200
                                                          274      9600   SH         OTHER                                   9600
Motorola, Inc.                   COM        620076109    2514    137740   SH         SOLE                  105040           32700
National City Corp.              COM        635405103    3932    112318   SH         SOLE                   82150           30168
                                                          245      7000   SH         OTHER                                   7000
PepsiCo Inc.                     COM        713448108    2123     39400   SH         SOLE                   39400
Plum Creek Timber                COM        729251108    1567     48100   SH         SOLE                   33600           14500
Procter & Gamble Company         COM        742718109     261      4800   SH         SOLE                    4800
Progressive Corp.-Ohio           COM        743315103    4624     54213   SH         SOLE                   38213           16000
                                                        26453    310114   SH         OTHER                 306114            4000
Royal Dutch Petroleum            COM        780257804    1297     25100   SH         SOLE                   17600            7500
Stryker Corp.                    COM        863667101   13213    240240   SH         SOLE                  193544           46696
                                                          550     10000   SH         OTHER                                  10000
Sun Microsystems                 COM        866810104      52     12000   SH         OTHER                                  12000
Timken Co.                       COM        887389104    2082     78600   SH         SOLE                   61200           17400
                                                           42      1600   SH         OTHER                                   1600
Washington Post 'B'              COM        939640108     930      1000   SH         SOLE                    1000
Wilmington Trust Corp.           COM        971807102     610     16400   SH         SOLE                   16000             400
Wyeth                            COM        983024100     365     10100   SH         SOLE                                   10100
                                                          217      6000   SH         OTHER                                   6000
BBVA Privanza, Cap. B            PFD        05529T206     724     28000   SH         SOLE                   28000
ING Groep NV 6.2% SER            PFD        456837400    1088     47000   SH         SOLE                   32000           15000
                                                          139      6000   SH         OTHER                                   6000